Paras Madho
Director
Securities Operations

[redacted]

07081693

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

CERTNYS
1-08007

October 29, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, FREMONT GENERAL CORPORATION, Rights to Purchase Series A Junior Participating Preferred Stock (pursuant to Rights Agreement, dated as of October 23, 2007) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 29, 2007.

Sincerely,

Paras Madho

END